Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks		$ 160,672	$ 158,914	$ 158,231
Loans and advances to banks		16,376	18,348	15,344
Receivables from securities financing transactions		83,494	82,384	74,210
Cash collateral receivables on derivative instruments		29,787	35,050	32,737
Loans and advances to customers		391,406	380,141	380,977
Other financial assets measured at amortized cost		27,201	26,837	27,219
Total financial assets measured at amortized cost		708,937	701,674	688,717
Financial assets at fair value held for trading		122,628	120,717	125,492
of which: assets pledged as collateral that may be sold or repledged by counterparties		44,333	48,385	47,098
Derivative financial instruments	[1]	121,622	148,284	159,618
Brokerage receivables		23,010	24,201	24,659
Financial assets at fair value not held for trading		64,952	68,763	80,038
Total financial assets measured at fair value through profit or loss		332,211	361,964	389,808
Financial assets measured at fair value through other comprehensive income		7,775	8,100	8,258
Investments in associates		1,198	1,542	1,557
Property, equipment and software		11,732	11,610	11,958
Goodwill and intangible assets		6,452	6,427	6,480
Deferred tax assets		8,951	9,161	9,174
Other non-financial assets		8,603	8,755	9,374
Total assets		1,085,861	1,109,234	1,125,327
Liabilities
Amounts due to banks		14,615	12,564	11,050
Payables from securities financing transactions		5,972	6,651	6,321
Cash collateral payables on derivative instruments		32,193	36,571	37,313
Customer deposits		517,462	508,903	527,929
Funding from UBS Group AG		55,907	57,699	53,979
Debt issued measured at amortized cost	[2]	84,491	87,495	85,351
Other financial liabilities measured at amortized cost		10,671	9,624	10,421
Total financial liabilities measured at amortized cost		721,311	719,508	732,364
Financial liabilities at fair value held for trading		33,348	37,062	33,595
Derivative financial instruments	[1]	121,688	146,041	161,102
Brokerage payables designated at fair value		39,129	45,600	38,742
Debt issued designated at fair value		72,799	64,635	59,868
Other financial liabilities designated at fair value		32,908	30,769	31,773
Total financial liabilities measured at fair value through profit or loss		299,871	324,108	325,080
Provisions		2,792	2,693	2,791
Other non-financial liabilities		6,241	5,171	7,018
Total liabilities		1,030,216	1,051,481	1,067,254
Equity
Share capital		338	338	338
Share premium		24,542	24,579	24,580
Retained earnings		24,414	26,926	25,251
Other comprehensive income recognized directly in equity, net of tax		6,067	5,603	7,585
Equity attributable to shareholders		55,361	57,446	57,754
Equity attributable to non-controlling interests		284	307	319
Total equity		55,645	57,753	58,073
Total liabilities and equity		$ 1,085,861	$ 1,109,234	$ 1,125,327

[1]	Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
[2]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.